Shareholders' equity (Tables)	12 Months Ended
Sep. 30, 2019
Shareholders' equity
Schedule of share capital and changes in shares

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Share capital
Ordinary share capital, fully paid	37,508	36,054	37,508	36,054
Treasury shares held for RSP[1]	(572)	(505)	(572)	(505)
Other treasury shares held[2]	19	12	(3)	(3)
Total treasury shares held	(553)	(493)	(575)	(508)
Total share capital	36,955	35,561	36,933	35,546
Non-controlling interests	53	52	—	—

1.	2019: 4,784,213 unvested shares held (2018: 3,943,660).
2.	2019: 1,721,532 shares held (2018: 2,029,795).

Schedule of reconciliation of movement in number of ordinary shares

Consolidated and Parent Entity
(number)	2019	2018
Opening balance	3,434,796,711	3,394,364,279
Dividend reinvestment plan[3]	55,132,062	21,242,667
Conversion of Westpac Convertible Preference Shares[4]	—	19,189,765
Closing balance	3,489,928,773	3,434,796,711

3.      The price per share for the issuance of shares in relation to the dividend reinvestment plan for the 2019 interim dividend was $27.36 and 2018 final dividend was $25.82 (2018: 2018 interim dividend was $28.11 and 2017 final dividend was $31.62).

4.      The conversion price per share for the issuance of shares in relation to the conversion of Westpac Convertible Preference Shares was $29.49.

Schedule of ordinary shares purchased and sold on market

	2019	2019
Consolidated and Parent Entity	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,061,442	25.27
RSP[5]	2,707,931	25.55
Westpac Performance Plan (WPP) - share rights exercised	184,043	26.73
Westpac Long Term Variable Reward Plan (LTVR) - options exercised[6]	37,831	27.68
As treasury shares:
Treasury shares sold	(308,263)	26.19
Net number of ordinary shares purchased/(sold) on market	3,682,984

For details of the share-based payment arrangements refer to Note 33.

5.      Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

6.      The average exercise price per share received was $23.40 on the exercise of the LTVR options.

Schedule of reconciliation of movement in reserves

Reconciliation of movement in reserves[1]

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Available-for-sale securities reserve
Opening balance	37	64	24	70
Impact on adoption of AASB 9	(37)	—	(24)	—
Net gains/(losses) from changes in fair value	—	(104)	—	(34)
Income tax effect	—	34	—	13
Transferred to income statements	—	66	—	(33)
Income tax effect	—	(25)	—	6
Exchange differences	—	2	—	2
Closing balance	—	37	—	24
Debt securities at FVOCI reserve
Opening balance	—	—	—	—
Impact on adoption of AASB 9	33	—	25	—
Net gains/(losses) from changes in fair value	(47)	—	(40)	—
Income tax effect	12	—	10	—
Transferred to income statements	(29)	—	(29)	—
Income tax effect	8	—	8	—
Exchange differences	1	—	1	—
Closing balance	(22)	—	(25)	—
Equity securities at FVOCI reserve
Opening balance	—	—	—	—
Impact on adoption of AASB 9	6	—	1	—
Net gains/(losses) from changes in fair value	11	—	(2)	—
Closing balance	17	—	(1)	—
Share-based payment reserve
Opening balance	1,534	1,431	1,425	1,322
Share-based payment expense	108	103	108	103
Closing balance	1,642	1,534	1,533	1,425
Cash flow hedge reserve
Opening balance	(125)	(154)	(69)	(94)
Net gains/(losses) from changes in fair value	(203)	(161)	(121)	(125)
Income tax effect	60	47	36	38
Transferred to income statements	197	203	128	160
Income tax effect	(58)	(60)	(39)	(48)
Closing balance	(129)	(125)	(65)	(69)
Foreign currency translation reserve
Opening balance	(351)	(529)	(307)	(481)
Exchange differences on translation of foreign operations	311	164	214	175
Gains/(losses) on net investment hedges	(129)	17	(52)	(1)
Transferred to income statements	(10)	(3)	—	—
Closing balance	(179)	(351)	(145)	(307)
Other reserves
Opening balance	(18)	(18)	41	41
Transactions with owners	—	—	—	—
Closing balance	(18)	(18)	41	41
Total reserves	1,311	1,077	1,338	1,114
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.